First Trust EIP Power Solutions ETF Investment Objectives and Goals - First Trust EIP Power Solutions ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust EIP Power Solutions ETF (FPWR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust EIP Power Solutions ETF seeks to achieve a competitive risk-adjusted total return balanced between dividends and capital appreciation.